Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 14.4%

Communication Services - 1.4%
Diversified Telecommunication Services - 0.0%##
Cellnex Telecom S.A. - ADR (Spain)	2,546	$48,756
Cellnex Telecom S.A. (Spain)[2]	2,935	112,931
Helios Towers plc (Tanzania)*	29,388	29,459
		191,146
Entertainment - 0.4%
Electronic Arts, Inc.	10,012	1,377,451
Interactive Media & Services - 1.0%
Alphabet, Inc. - Class A*	14,062	1,970,086
Auto Trader Group plc (United Kingdom)[2]	9,231	84,924
Meta Platforms, Inc. - Class A*	3,096	1,207,874
Tencent Holdings Ltd. (China)	3,200	111,076
		3,373,960
Total Communication Services		4,942,557
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Amazon.com, Inc.*	18,221	2,827,899
Dollarama, Inc. (Canada)	884	64,877
MercadoLibre, Inc. (Brazil)*	66	112,980
		3,005,756
Hotels, Restaurants & Leisure - 0.0%##
Marriott Vacations Worldwide Corp.	448	37,583
Monarch Casino & Resort, Inc.	724	49,905
		87,488
Household Durables - 0.0%##
Sony Group Corp. (Japan)	900	88,262
Total Consumer Discretionary		3,181,506
Consumer Staples - 2.2%
Beverages - 1.0%
The Coca-Cola Co.	27,680	1,646,683
Diageo plc (United Kingdom)	2,723	98,349
Heineken N.V. - ADR (Netherlands)	31,501	1,584,343
Heineken N.V. (Netherlands)	1,494	150,290
		3,479,665
Food Products - 0.7%
Mondelez International, Inc. - Class A	7,685	578,450
Nestle S.A. - ADR	14,168	1,613,735
Nestle S.A	1,478	168,419
		2,360,604
Personal Care Products - 0.5%
Beiersdorf AG (Germany)	813	118,974
L'Oreal S.A. (France)	50	23,928
Unilever plc - ADR (United Kingdom)	32,493	1,582,084
		1,724,986
Total Consumer Staples		7,565,255

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials - 2.3%
Banks - 0.1%
FinecoBank Banca Fineco S.p.A. (Italy)	7,367	$106,220
HDFC Bank Ltd. - ADR (India)	2,381	132,122
		238,342
Capital Markets - 1.0%
Avanza Bank Holding AB (Sweden)	3,230	64,883
Cboe Global Markets, Inc.	3,027	556,514
Deutsche Boerse AG - ADR (Germany)	28,916	574,272
Deutsche Boerse AG (Germany)	816	162,498
Intercontinental Exchange, Inc.	4,822	613,985
Intermediate Capital Group plc (United Kingdom)	1,863	42,001
Moody's Corp.	2,726	1,068,701
S&P Global, Inc	923	413,827
		3,496,681
Financial Services - 1.0%
Mastercard, Inc. - Class A	5,023	2,256,483
Visa, Inc. - Class A	5,427	1,482,982
		3,739,465
Insurance - 0.2%
Admiral Group plc - ADR (United Kingdom)	16,070	518,418
Admiral Group plc (United Kingdom)	4,323	137,459
		655,877
Total Financials		8,130,365
Health Care - 2.7%
Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.*	11,118	979,273
Vertex Pharmaceuticals, Inc.*	2,362	1,023,644
		2,002,917
Health Care Equipment & Supplies - 0.6%
Alcon, Inc. (Switzerland)	9,575	719,178
Intuitive Surgical, Inc.*	1,759	665,289
Medtronic plc	7,680	672,307
		2,056,774
Health Care Providers & Services - 0.3%
Humana, Inc.	1,505	568,980
UnitedHealth Group, Inc.	1,091	558,309
		1,127,289
Life Sciences Tools & Services - 0.2%
Lonza Group AG (Switzerland)	105	51,335
Thermo Fisher Scientific, Inc.	990	533,590
		584,925
Pharmaceuticals - 1.0%
AstraZeneca plc - ADR (United Kingdom)	18,952	1,262,961
Johnson & Johnson	10,332	1,641,755

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	6,619	$684,868
		3,589,584
Total Health Care		9,361,489
Industrials - 2.0%
Aerospace & Defense - 1.0%
Airbus SE (France)	698	111,182
BAE Systems plc - ADR (United Kingdom)	10,197	617,326
BAE Systems plc (United Kingdom)	10,789	160,718
L3Harris Technologies, Inc.	8,030	1,673,613
Northrop Grumman Corp.	1,711	764,406
		3,327,245
Building Products - 0.2%
Masco Corp	8,013	539,195
Commercial Services & Supplies - 0.3%
Cleanaway Waste Management Ltd. (Australia)	49,875	84,435
Copart, Inc.*	17,932	861,453
		945,888
Ground Transportation - 0.5%
Canadian National Railway Co. (Canada).	5,308	658,404
CSX Corp	17,040	608,328
Union Pacific Corp.	2,272	554,209
		1,820,941
Machinery - 0.0%##
Techtronic Industries Co. Ltd. (Hong Kong)	6,500	69,037
Professional Services - 0.0%##
Experian plc	1,603	66,721
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	473	41,818
IMCD N.V. (Netherlands)	591	90,211
		132,029
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	13,292	68,532
Total Industrials		6,969,588
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	3,859	106,814
Keyence Corp. (Japan)	200	89,479
		196,293
IT Services - 0.0%##
Globant S.A. *	217	51,171
Keywords Studios plc (Ireland)	3,265	68,277
		119,448

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc.	24,393	$2,091,700
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	15,847	1,790,077
		3,881,777
Software - 0.4%
Atlassian Corp. - Class A *	305	76,180
Microsoft Corp.	2,153	855,990
ServiceNow, Inc.*	784	600,073
		1,532,243
Total Information Technology		5,729,761
Materials - 0.3%
Chemicals - 0.3%
Air Liquide S.A. (France)	491	91,882
FMC Corp.	16,733	940,395
Total Materials		1,032,277
Real Estate - 0.8%
Health Care REITs - 0.0%##
Ventas, Inc.	1,475	68,425
Welltower, Inc.	1,115	96,459
		164,884
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	2,727	74,993
Goodman Group (Australia)	2,134	35,423
LXP Industrial Trust.	8,827	80,237
Prologis, Inc.	3,203	405,788
Rexford Industrial Realty, Inc.	2,522	132,632
Terreno Realty Corp.	1,210	72,273
		801,346
Office REITs - 0.0%##
Equity Commonwealth	2,182	41,698
Residential REITs - 0.2%
American Homes 4 Rent - Class A	1,772	62,109
Apartment Income REIT Corp.	1,670	54,592
AvalonBay Communities, Inc.	593	106,153
Equity LifeStyle Properties, Inc.	1,467	99,301
Flagship Communities REIT	3,001	48,526
Invitation Homes, Inc.	3,880	127,768
Mid-America Apartment Communities, Inc.	359	45,370
Sun Communities, Inc.	1,160	145,406
UDR, Inc.	926	33,355
		722,580
Retail REITs - 0.1%
Agree Realty Corp.	1,789	106,642
Realty Income Corp.	1,441	78,376
		185,018

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs - 0.3%
American Tower Corp.	516	$100,956
Crown Castle, Inc.	449	48,604
Digital Realty Trust, Inc.	337	47,335
Equinix, Inc.	536	444,757
Extra Space Storage, Inc.	630	90,997
Public Storage	485	137,347
SBA Communications Corp.	693	155,135
		1,025,131
Total Real Estate		2,940,657
Utilities - 0.2%
Electric Utilities - 0.2%
Evergy, Inc.	16,852	855,576
TOTAL COMMON STOCKS
(Identified Cost $42,448,809)		50,709,031

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	7,853	70,677
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	9,904	87,452
TOTAL PREFERRED STOCKS
(Identified Cost $443,925)		158,129

CORPORATE BONDS - 17.5%

Non-Convertible Corporate Bonds- 17.5%
Communication Services - 2.4%
Entertainment - 0.6%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,380,000	2,251,521
Interactive Media & Services - 1.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,410,000	6,115,639

Total Communication Services		8,367,160

Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	1,020,000	852,288
(China), 4.00%, 12/6/2037	3,730,000	3,244,207
Amazon.com, Inc., 3.30%, 4/13/2027	3,110,000	3,016,757

Total Consumer Discretionary		7,113,252

Consumer Staples - 0.9%
Beverages - 0.9%
PepsiCo, Inc., 3.90%, 7/18/2032	3,370,000	3,234,420

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 2.0%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[2]	350,000	$362,645
Oil, Gas & Consumable Fuels - 1.9%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	446,696	400,411
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,110,000	2,326,958
Energy Transfer LP, 6.50%, 2/1/2042	3,760,000	3,983,785
		6,711,154
Total Energy		7,073,799

Financials - 3.5%
Banks - 2.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,720,000	2,306,616
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,490,000	2,287,301
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	3,920,000	3,828,067
		8,421,984
Consumer Finance - 1.0%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[3]	2,940,000	2,965,253
Navient Corp., 6.75%, 6/25/2025	485,000	488,789
		3,454,042
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	195,852
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[4]	250,000	215,334
		411,186
Total Financials		12,287,212

Industrials - 1.5%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,540,000	1,524,601
Passenger Airlines - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	142,112	143,100
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	69,863	66,480

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2019-2, Class B, 3.50%, 5/1/2028	327,133	$297,601
		507,181
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,700,000	1,543,317
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,600,000	1,513,733
		3,057,050
Total Industrials		5,088,832

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,110,000	3,045,724

Materials - 0.5%
Metals & Mining - 0.5%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	350,000	357,823
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,634,676	1,547,807
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[4,5]	880,000	88

Total Materials		1,905,718

Real Estate - 2.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	425,343
Retail REITs - 1.4%
Simon Property Group LP
2.25%, 1/15/2032	1,290,000	1,063,769
2.65%, 2/1/2032	4,505,000	3,824,297
		4,888,066
Specialized REITs - 0.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[4]	470,000	461,020
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,540,000	2,607,066
		3,068,086
Total Real Estate		8,381,495

Utilities - 1.4%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,470,000	1,552,533

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.9%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,130,000	$3,297,105

Total Utilities		4,849,638

TOTAL CORPORATE BONDS
(Identified Cost $64,963,690)		61,347,250

U.S. TREASURY SECURITIES - 31.9%

U.S. Treasury Bonds - 5.4%
U.S. Treasury Bond, 2.375%, 2/15/2042.	9,083,000	6,859,084
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	11,879,169	12,043,728

Total U.S. Treasury Bonds
(Identified Cost $18,804,304)		18,902,812
U.S. Treasury Notes - 26.5%
U.S. Treasury Inflation Indexed Note,
0.50%, 4/15/2024	14,614,270	14,540,011
U.S. Treasury Note
2.25%, 11/15/2025	18,016,000	17,384,736
2.00%, 11/15/2026	18,232,000	17,257,728
2.25%, 11/15/2027	16,132,000	15,176,683
3.125%, 11/15/2028	5,872,000	5,674,738
1.75%, 11/15/2029	15,849,000	14,155,138
0.875%, 11/15/2030	11,003,000	9,037,933
Total U.S. Treasury Notes
(Identified Cost $92,742,567)		93,226,967
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $111,546,871)		112,129,779

ASSET-BACKED SECURITIES - 6.2%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,527,322
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,473,181
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	705,767	636,678
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,459,818
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,427,678
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,355,722
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	608,958	608,594
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	691,444	691,566

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	$221,072
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	99,588	96,473
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,750,000	2,626,990
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,470,025
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,576,171	1,517,564
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,255,128	1,261,531
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,085,602	1,926,504
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,6]	48,571	48,216
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,6]	33,748	33,565
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight
Financing Rate + 1.114%), 6.450%, 10/25/2048[2,7]	441,560	446,494

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $22,799,189)		21,828,993

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	66,421	63,596
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	290,985	249,677
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	161,496	140,584
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,666,431	1,471,363
Series 2018-31, Class KP, 3.50%, 7/25/2047	41,994	41,047
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,106,176	933,839
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,843,499	1,599,010
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,421,043	1,311,410
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	1,178,761	1,038,888
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	1,175,927	1,028,970

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,6]	1,836,354	$1,596,078
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	1,273,090	1,088,713
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,6]	2,381,635	2,093,768
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	194,011	186,693
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,6]	29,891	27,192
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	68,068	62,006
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	295,733	277,034
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	286,211	268,935
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	423,425	397,232
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,441,532	1,321,299
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	2,158,011	1,835,681
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,434,706	1,442,706
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.336%, 7/25/2029 (Acquired 07/24/2023, cost $4,295,038)[4,7]	4,295,038	4,294,415
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	586,871	540,313
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,459,726	1,238,979
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,329,321	1,912,397
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[6]	146,766	125,303
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	1,161,668	1,037,148
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	169,291	147,150
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	201,997	181,276
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,6]	63,570	57,823
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,7]	2,117,054	1,518,035

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]		1,499,740	$1,400,845
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]		92,844	84,034
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $34,845,922)			31,013,439

FOREIGN GOVERNMENT BONDS - 0.6%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	1,359,668
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	48,836
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		600,000	587,781
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,018,748)			1,996,285

MUNICIPAL BONDS - 1.5%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	2,061,307
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026		3,460,000	3,188,971
TOTAL MUNICIPAL BONDS
(Identified Cost $6,213,686)			5,250,278

U.S. GOVERNMENT AGENCIES - 18.0%

Mortgage-Backed Securities - 18.0%
Fannie Mae
Pool #AA1563, UMBS, 4.50%, 2/1/2024		43	43
Pool #AC1557, UMBS, 4.50%, 9/1/2024		1,413	1,401
Pool #AD0462, UMBS, 5.50%, 10/1/2024		399	397
Pool #MA1834, UMBS, 4.50%, 2/1/2034		232,098	229,559
Pool #MA1903, UMBS, 4.50%, 5/1/2034		209,445	207,157
Pool #886904, UMBS, 6.50%, 9/1/2036		32,169	34,212
Pool #933521, UMBS, 5.00%, 1/1/2038		5,536	5,627
Pool #889260, UMBS, 5.00%, 4/1/2038		6,386	6,491
Pool #889576, UMBS, 6.00%, 4/1/2038		152,246	160,218

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #975840, UMBS, 5.00%, 5/1/2038	23,412	$23,770
Pool #995196, UMBS, 6.00%, 7/1/2038	188,616	198,022
Pool #986458, UMBS, 6.00%, 8/1/2038	3,768	3,968
Pool #987831, UMBS, 6.00%, 9/1/2038	8,442	8,890
Pool #990897, UMBS, 6.00%, 9/1/2038	16,408	17,279
Pool #AD0220, UMBS, 6.00%, 10/1/2038	26,657	27,987
Pool #257497, UMBS, 6.00%, 12/1/2038	6,346	6,683
Pool #971022, UMBS, 5.00%, 1/1/2039	11,411	11,586
Pool #AA1810, UMBS, 5.00%, 1/1/2039	32,064	32,558
Pool #983686, UMBS, 5.00%, 2/1/2039	13,302	13,506
Pool #AE0604, UMBS, 6.00%, 7/1/2039	172,740	181,355
Pool #AA6788, UMBS, 6.00%, 8/1/2039	108,353	114,142
Pool #AC0463, UMBS, 5.00%, 11/1/2039	12,366	12,542
Pool #AC5111, UMBS, 5.00%, 11/1/2039	26,061	26,432
Pool #MA0258, UMBS, 4.50%, 12/1/2039	290,205	288,714
Pool #MA0259, UMBS, 5.00%, 12/1/2039	15,892	16,118
Pool #AC8573, UMBS, 5.00%, 1/1/2040	21,760	22,069
Pool #AL1595, UMBS, 6.00%, 1/1/2040	185,684	195,408
Pool #AE0061, UMBS, 6.00%, 2/1/2040	76,537	80,604
Pool #AL0152, UMBS, 6.00%, 6/1/2040	301,751	317,552
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,314,645	2,054,332
Pool #AI5172, UMBS, 4.00%, 8/1/2041	149,570	144,879
Pool #AL1410, UMBS, 4.50%, 12/1/2041	330,670	328,632
Pool #AB4300, UMBS, 3.50%, 1/1/2042	76,024	71,470
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,182,781	1,106,277
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,989,226	2,870,426
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,803,249	1,800,940

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,685,654	$3,696,744
Pool #AL7729, UMBS, 4.00%, 6/1/2043	169,601	164,282
Pool #BC8677, UMBS, 4.00%, 5/1/2046	86,124	82,605
Pool #BD6997, UMBS, 4.00%, 10/1/2046	97,873	93,877
Pool #BE3812, UMBS, 4.00%, 12/1/2046	126,732	121,557
Pool #BE7845, UMBS, 4.50%, 2/1/2047	124,249	122,425
Pool #MA3184, UMBS, 4.50%, 11/1/2047	588,665	579,005
Pool #AL8674, 5.638%, 1/1/2049	527,447	546,480
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,895,598	2,681,697
Pool #CA5518, UMBS, 3.00%, 4/1/2050	4,055,215	3,612,744
Pool #MA4020, UMBS, 3.00%, 5/1/2050	4,145,925	3,676,730
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,844,408	1,641,748
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,708,996	3,541,174
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,379,689	3,113,951
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,943,143	3,633,101
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,310,597	3,020,063
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,669,756	3,456,304

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,693,680	$2,705,950
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	33,541	33,219
Pool #C91762, 4.50%, 5/1/2034	333,582	330,337
Pool #G03926, 6.00%, 2/1/2038	124,130	130,776
Pool #G05906, 6.00%, 4/1/2040	17,173	18,093
Pool #G06789, 6.00%, 5/1/2040	104,920	110,537
Pool #A92889, 4.50%, 7/1/2040	418,201	416,621
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,198,117	1,120,621
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,802,415	1,766,573
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,456,145	2,358,531
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,074,034	2,729,618
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,141,601	2,070,199
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,678,828	3,697,638
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,257,516	1,245,144
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	24,472	25,187
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $63,952,964)		63,164,777

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[9]
(Identified Cost $2,787,352)	2,787,352	2,787,352

TOTAL INVESTMENTS - 99.8%
(Identified Cost $352,021,156)		350,385,313
OTHER ASSETS, LESS LIABILITIES - 0.2%		771,542
NET ASSETS - 100%		$351,156,855

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - January 31, 2024

(unaudited)

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $61,107,598, which represented 17.4% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2024.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2024 was $4,970,857, or 1.4% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2024.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2024.

9Rate shown is the current yield as of January 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$4,942,557	$4,604,167	$338,390	$—
Consumer Discretionary	3,181,506	3,093,244	88,262	—
Consumer Staples	7,565,255	7,005,295	559,960	—
Financials	8,130,365	7,617,304	513,061	—
Health Care	9,361,489	9,310,154	51,335	—
Industrials	6,969,588	6,345,466	624,122	—
Information Technology	5,729,761	5,465,191	264,570	—
Materials	1,032,277	940,395	91,882	—
Real Estate	2,940,657	2,905,234	35,423	—
Utilities	855,576	855,576	—	—
Preferred securities:
Information Technology	158,129	158,129	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	175,294,556	—	175,294,556	—
States and political subdivisions (municipals)	5,250,278	—	5,250,278	—
Corporate debt:
Communication Services	8,367,160	—	8,367,160	—

Investment Portfolio - January 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Discretionary	$7,113,252	$—	$7,113,252	$—
Consumer Staples	3,234,420	—	3,234,420	—
Energy	7,073,799	—	7,073,799	—
Financials	12,287,212	—	12,287,212	—
Industrials	5,088,832	—	5,088,832	—
Information Technology	3,045,724	—	3,045,724	—
Materials	1,905,718	—	1,905,718	—
Real Estate	8,381,495	—	8,381,495	—
Utilities	4,849,638	—	4,849,638	—
Asset-backed securities	21,828,993	—	21,828,993	—
Commercial mortgage-backed securities	31,013,439	—	31,013,439	—
Foreign government bonds	1,996,285	—	1,996,285	—
Short-Term Investment	2,787,352	2,787,352	—	—
Total assets	$350,385,313	$51,087,507	$299,297,806	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.